S000077854 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Nuveen Preferred Securities and Income Managed Accounts Portfolio | Common Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	11.48%	6.77%

[1]	Year-to-date total return as of September 30, 2025 was 8.27%.